Expenses by Nature	12 Months Ended
Dec. 31, 2023
Expenses by nature [abstract]
Expenses by Nature	Expenses by Nature

	Year Ended December 31,
(In thousands)	2021	2022	2023
Clinical trials related expenses	$66,005	$81,586	$40,616
Employee benefit expenses (Note 7)	18,669	21,573	15,438
Professional service fees[i]	10,787	10,314	7,545
R&D materials and consumable supplies	2,131	1,178	527
Depreciation and amortization	634	1,031	988
Office expenses	567	745	716
Others	717	1,009	598
	$99,510	$117,436	$66,428

(i)     The Group exclusively licenses CBP-174 from a third-party licensor. Such license is worldwide and royalty-bearing. As of December 31, 2023, CBP-174 has not yet been commercialized, and the Company is only subject to a non-refundable, non-creditable license maintenance fee, which is paid to the third-party licensor on an annual basis and recorded as a consultancy fee within research and development expense.
Pursuant to the this license-in agreement, the Group has the right to terminate the license-in agreement without cause upon 60 days’ prior written notice to the third-party licensor. As of March 2024, the Group has sent such notice to the third-party licensor to terminate the license-in agreement Agreement without cause, and such termination will take effect 60 days after the date of the notice. No material obligation arose from such termination.